Exhibit 99.1

Freddie Mac Multifamily M Certificates Series M-060

Deposited Assets Agreed-Upon Procedures

Report To:

Federal Home Loan Mortgage Corporation

30 April 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation

8200 Jones Branch Drive

McLean, Virginia 22102

Re:	Freddie Mac Multifamily M Certificates Series M-060 (the “Certificates”)

Deposited Assets Agreed-Upon Procedures

We have performed the procedure in Attachment A, which was agreed to by Federal Home Loan Mortgage Corporation (“Freddie Mac”), MM/Barings Multifamily TEBS 2020 LLC (the “Sponsor”) and Jefferies LLC (“Jefferies,” together with Freddie Mac and the Sponsor, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to certain custodial receipts representing beneficial interests in taxable notes evidencing mortgage loans (the “Deposited Assets”) relating to the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedure is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedure described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedure performed and our associated findings are included in Attachment A.

For the purpose of the procedure described in this report, the Sponsor, on behalf of Freddie Mac, provided us with:

a.

An electronic data file labeled “Barings TEBS 2020 Dashboard_4.9.20 DA Update-v80_locked.xlsx” and the corresponding record layout and decode information (the “Data File”) that the Sponsor, on behalf of Freddie Mac, indicated contains projected information relating to the Deposited Assets as of 11 May 2020 (the “Cutoff Date”),

b.	Imaged copies of:
i.	The trust indenture and first supplement to the trust indenture, as applicable (collectively and as applicable, the “Indenture”),
ii.

The construction loan agreement, permeant loan agreement, loan agreement, subaward agreement and declaration of covenants, conditions and restrictions (collectively and as applicable, the “Loan Agreements”),

iii.	The bond counsel opinion (the “Opinion of Counsel”),
iv.	The land use restriction agreement (the “LURA”),
v.	The engineering report and appraisal (the “Appraisal”),
vi.	The interest rate lock letter and modifications, as applicable (the “Rate Lock Letter”),
vii.	The promissory note, multifamily note and convertible term note (collectively and as applicable, the “Loan Notes”) and

b.	(continued)
viii.

The notice of construction complete (the “Final Construction Report,” together with the Indenture, Loan Agreements, Opinion of Counsel, LURA, Appraisal, Rate Lock Letter and Loan Notes, the “Source Documents”)

that the Sponsor, on behalf of Freddie Mac, indicated relate to each Deposited Asset,

c.	The list of relevant characteristics related to the Deposited Assets (the “Bond Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedure included in Attachment A was limited to comparing or recalculating certain information that is further described in Attachment A. Freddie Mac is responsible for the Data File, Source Documents, Bond Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than the procedure included in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of Freddie Mac, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Deposited Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of Freddie Mac, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination or issuance of the Deposited Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Deposited Assets,
iii.	Whether the originator or issuer of the Deposited Assets complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Deposited Assets that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 April 2020

Attachment A

Procedure performed and our associated findings

For each Deposited Asset with a Taxable (Y/N) value of “Y,” as shown on the Data File, we compared the Bond Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on the Source Documents, or to the corresponding information we recalculated using information on the Source Documents or Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of Freddie Mac, described in the notes to Exhibit 1 to Attachment A. The Source Document(s), as applicable, that we were instructed by the Sponsor, on behalf of Freddie Mac, to use for each Bond Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 2 to Attachment A

Bond Characteristics and Source Documents

Bond Characteristic	Data File Field Name	Source Document(s)	Note

Property name	Property Name (Comforted)	Appraisal	i.

Address	Address (Comforted)	Appraisal

City	City (Comforted)	Appraisal

State	State (Comforted)	Appraisal

Zip	Zip (Comforted)	Appraisal

Total units	Total Units (Comforted)	Appraisal or Loan Agreements	ii.

Year built/year renovated	Year Built/Renovated (Comforted)	Appraisal or Final Construction Report	ii.

Debt type	Debt Type (Comforted)	Loan Notes

Bond trustee	Bond Trustee (Comforted)	Loan Agreements

CUSIP	Bond CUSIP (Comforted)	Loan Notes	iii.

Interest type	Interest Type (Comforted)	Loan Notes

Interest rate	Current Bond Rate (Comforted)	Loan Notes, Loan Agreements or Rate Lock Letter	ii.

Original loan amount	Original Loan Amount (Comforted)	Loan Notes

Amortization term (original)	Amortization Term (Original)	Loan Notes or Loan Agreements	ii.

Loan term (original)	Loan Term (Original)	Loan Agreements or recalculation	iv.

Amortization term (remaining)	Amortization Term (Remaining) (Comforted)	Recalculation	v.

Current bond amount	Current Bond Amount (UPB) (Comforted)	Loan Agreements and recalculation	vi.

Current loan amount	Current Loan Amount (Comforted)	Loan Agreements and recalculation	vi.

First payment date	First Payment Date	Loan Agreements or Opinion of Counsel	ii.

Exhibit 2 to Attachment A

Bond Characteristic	Data File Field Name	Source Document(s)	Note

Original bond note date	Original Bond Note Date (Comforted)	Loan Notes, Indenture or Opinion of Counsel	ii.

Stated maturity date	Bond Maturity Date (Comforted)	Loan Notes or Indenture	ii.

Original bond term	Original Bond Term (months) (Comforted)	Loan Notes and recalculation	vii.

Remaining bond term	Remaining Bond Term (months) as of Cut off Date (Comforted)	Recalculation	viii.

Interest only period	FM IO Period (Comforted)	Recalculation	ix.

Interest only begin date	Interest Only Begin Date (Comforted)	Loan Notes

Interest only end date	Interest Only End Date (Comforted)	Loan Notes

Mortgage payment frequency	Mortgage Payment Frequency (Comforted)	Loan Notes

Bond payment frequency	Bond Payment Frequency (Comforted)	Loan Notes

First optional redemption date	First Optional Redemption Date (w/ Penalty)	Loan Agreements

First optional redemption date at par	First Optional Redemption Date at Par (without premium due)	Loan Notes

Mandatory tender date	Mandatory Tender Date (Comforted)	Loan Notes	x.

Interest rate calculation type	Interest Rate Calculation Type (Comforted)	Loan Notes

Interest payment due date	Interest Payment Due Date (ie: 1st, 15th, etc) (Comforted)	Loan Notes

Federal tax bond/loan regulatory restrictions	Federal Tax Bond/Loan Regulatory Restrictions - from Bond Reg Agreement (Least Restrictive) (Comforted)	LURA or Loan Agreements	ii.

Prepayment string	Prepayment Strings - from Note or Indenture (Comforted)	(i)Loan Notes or Loan Agreements and recalculation or (ii)Recalculation	xi.

Bond counsel	Bond Counsel (Comforted)	Opinion of Counsel or Loan Agreements	ii.

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Bond Characteristics for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to note agreement if the value on the Data File agreed with the corresponding information on at least one of the Source Documents related to each Bond Characteristic. We performed no procedures to reconcile any differences that may exist relating to the information on the Source Documents related to each Bond Characteristic.

iii.

For the purpose of comparing the CUSIP Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to note agreement with a value of “N/A,” as shown on the Data File, if there was no CUSIP, as shown on the Loan Notes.

Exhibit 2 to Attachment A

Notes: (continued)

iv.

For the purpose of comparing the loan term (original) Bond Characteristic for each Deposited Asset where the loan term (original), as shown on the Data File, is different than loan term (original), as shown on the Loan Agreements, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the loan term (original) by:

a.	Calculating the number of days between the original bond note date (comforted) and bond maturity date (comforted), both as shown on the Data File, assuming a 360-day year,
b.	Dividing the result obtained above by 30 (the result of which is the “Original Term Calculation”) and
c.	Rounding the Original Term Calculation:
1.	Up to the nearest whole number if the difference between:
(i)	The Original Term Calculation and
(ii)	The result of truncating the Original Term Calculation to the nearest integer

(such difference, the “Original Term Rounding Difference”) is greater than the quotient of 5 divided by 30 or

2.	Down to the nearest whole number if the Original Term Rounding Difference is less than or equal to the quotient of 5 divided by 30.

v.

For the purpose of comparing the amortization term (remaining) Bond Characteristic for each Deposited Asset with an interest only end date (comforted) of “N/A,” as shown on the Data File, or an interest only end date (comforted), as shown on the Data File, on or after the Cutoff Date, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the amortization term (remaining) by:

a.	Calculating the number of days between the first payment date, as shown on the Data File, and the Cutoff Date assuming a 360-day year,
b.	Dividing the result of a. above by 30,
c.	Rounding up the result of b. above and
d.	Calculating the difference between the amortization term (original), as shown on the Data File, and the result of c. above.

For each remaining Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to use the amortization term (original), as shown on the Data File.

Exhibit 2 to Attachment A

Notes: (continued)

vi.

For the purpose of comparing the indicated Bond Characteristics, as applicable, for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate each Bond Characteristic using:

a.

The “CUMPRINC” function in Microsoft Excel and (1) the current bond amount (upb) (comforted), (2) the amortization term (original), (3) the original loan amount (comforted), (3) the first payment date, all as shown on the Data File, and (4) the Cutoff Date, to recalculate the cumulative principal paid on a loan between the first payment date, as shown on the Data File, and the Cutoff Date and,

b.	Adding the result obtained above to the original loan amount (comforted), as shown on the Data File.

For the avoidance of doubt with respect to the recalculation described above, the result of a. above is a negative value, and the recalculation described above reduces the original loan amount (comforted) by such value.

vii.

For the purpose of comparing the original bond term Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the original bond term by rounding the Original Term Calculation:

a.	Up to the nearest whole number if Original Term Rounding Difference is greater than the quotient of 5 divided by 30 or
b.	Down to the nearest whole number if the Original Term Rounding Difference is less than or equal to the quotient of 5 divided by 30.

viii.	For the purpose of comparing the remaining bond term Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the remaining bond term by:
a.	Calculating the number of days between the Cutoff Date and bond maturity date (comforted), as shown on the Data File, assuming a 360-day year,
b.	Dividing the result obtained above by 30 (the result of which is the “Remaining Term Calculation”) and
c.	Rounding the Remaining Term Calculation:
1.	Up to the nearest whole number if the difference between:
(i)	The Remaining Term Calculation and
(ii)	The result of truncating the Remaining Term Calculation to the nearest integer

(such difference, the “Remaining Term Rounding Difference”) is greater than the quotient of 5 divided by 30 or

2.	Down to the nearest whole number if the Remaining Term Rounding Difference is less than or equal to the quotient of 5 divided by 30.

Exhibit 2 to Attachment A

Notes: (continued)

ix.

For the purpose of comparing the interest only period Bond Characteristic for each Deposited Asset with an interest only end date (comforted) other than “N/A,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the interest only period by:

a.	Calculating the number of days between the interest only begin date (comforted) and interest only end date (comforted), both as shown on the Data File, assuming a 360-day year,
b.	Dividing the result obtained above by 30 (the result of which is the “IO Period Calculation”) and
c.	Rounding the IO Period Calculation:
1.	Up to the nearest whole number if the difference between:
(i)	The IO Period Calculation and
(ii)	The result of truncating the IO Period Calculation to the nearest integer

(such difference, the “IO Period Rounding Difference”) is greater than the quotient of 5 divided by 30 or

2.	Down to the nearest whole number if the IO Period Rounding Difference is less than or equal to the quotient of 5 divided by 30.

For each remaining Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to use “N/A.”

x.

For the purpose of comparing the mandatory tender date Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to note agreement with a value of “N/A,” as shown on the Data File, if there was no mandatory tender date, as shown on the Loan Notes.

Exhibit 2 to Attachment A

Notes: (continued)

xi.	For the purpose of comparing the prepayment string Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the lock out (“L”) period by:
a.	Calculating the number of days between the
1.

Conversion date, as shown on the Loan Notes or Loan Agreements, as applicable, or, if there is no conversion date, as shown on the Loan Notes or Loan Agreements, as applicable, the first payment date, as shown on the Data File, and

2.	First optional redemption date (w/ penalty), as shown on the Data File,

assuming a 360-day year,

b.	Dividing the result obtained above by 30 (the result of which is the “L Period Calculation”) and
c.	Rounding the L Period Calculation:
1.	Up to the nearest whole number if the difference between:
(i)	The L Period Calculation and
(ii)	The result of truncating the L Period Calculation to the nearest integer

(such difference, the “L Period Rounding Difference”) is greater than the quotient of 5 divided by 30 or

2.	Down to the nearest whole number if the L Period Rounding Difference is less than or equal to the quotient of 5 divided by 30.

For the purpose of comparing the prepayment string Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the yield maintenance (“YM 1%”) period by:

a.	Calculating the number of days between the first optional redemption date (w/ penalty) and first optional redemption date at par (without premium due), both as shown on the Data File,
b.	Dividing the result obtained above by 30 (the result of which is the “YM 1% Period Calculation”) and
c.	Rounding the YM 1% Period Calculation:
1.	Up to the nearest whole number if the difference between:
(i)	The YM 1% Period Calculation and
(ii)	The result of truncating the YM 1% Period Calculation to the nearest integer

(such difference, the “YM 1% Period Rounding Difference”) is greater than the quotient of 5 divided by 30 or

2.	Down to the nearest whole number if the YM 1% Period Rounding Difference is less than or equal to the quotient of 5 divided by 30.

Exhibit 2 to Attachment A

Notes: (continued)

xi.	(continued)

For the purpose of comparing the prepayment string Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the open period (“O”) by:

a.	Calculating the number of days between the first optional redemption date at par (without premium due) and bond maturity date (comforted), both as shown on the Data File,
b.	Dividing the result obtained above by 30 (the result of which is the “O Period Calculation”) and
c.	Rounding the O Period Calculation:
1.	Up to the nearest whole number if the difference between:
(i)	The O Period Calculation and
(ii)	The result of truncating the O Period Calculation to the nearest integer

(such difference, the “O Period Rounding Difference”) is greater than the quotient of 5 divided by 30 or

2.	Down to the nearest whole number if the O Period Rounding Difference is less than or equal to the quotient of 5 divided by 30.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of Freddie Mac, that are described in the notes above.